Income Taxes (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current taxes:
Foreign	$ (212)	$ (389)	$ (122)
Domestic		(2)
Total current income taxes	(212)	(391)	(122)
Deferred taxes:
Foreign	214	268	318
Domestic
Total deferred taxes	214	268	318
Tax benefit (expense), net	$ (2)	$ 123	$ (196)